S000048335 [Member] Investment Strategy - Bridge Builder Large Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below), with economic characteristics that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time to time, the Fund may also buy or sell derivatives, principally futures contracts for cash equitization purposes. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financials sector. The Fund follows an investing style that favors value investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub‑advisers that have been or will be retained by the Adviser (each a “Sub‑adviser”). Each Sub‑adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub‑adviser seeks to take advantage of what a Sub‑adviser considers to be a better investment opportunity, when a Sub‑adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub‑adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), LSV Asset Management (“LSV”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company, LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
Artisan Partners’ Principal Investment Strategies
Artisan Partners employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range. Artisan Partners seeks to invest in companies that are undervalued, in solid financial condition, and have attractive business economics. Artisan Partners believes that companies with these characteristics are less likely to experience eroding values over the long term.
Artisan Partners values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. Artisan Partners prefers companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan Partners seeks to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders. Artisan Partners favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
Barrow Hanley’s Principal Investment Strategies
Barrow Hanley invests primarily in large capitalization securities. As a traditional value manager, Barrow Hanley searches for companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price‑to‑earnings and the price‑to‑book ratios, while simultaneously delivering an above-market dividend yield. Barrow Hanley’s goal is to generate alpha by building a high active share portfolio with an asymmetrical risk/return profile that maximizes upside potential while minimizing risk.
BlackRock’s Principal Investment Strategies
BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies. The criterion for the selection of investments is the Russell 1000® Value Index.
LSV’s Principal Investment Strategies
LSV primarily invests in large and medium capitalization U.S. companies. LSV uses a bottom‑up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price invests in equity securities with a track record of paying dividends. T. Rowe Price typically employs a value approach in selecting investments. T. Rowe Price’s in‑house research team seeks dividend-paying companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments for its allocated portion of the Fund, T. Rowe Price generally looks for companies with one or more of the following: an established operating history; above-average dividend yield relative to the broader equity market; low price/earnings ratio relative to the broader equity market; a sound balance sheet and other positive financial characteristics; or low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price typically invests in U.S. common stocks and may invest in foreign stocks. The portion of the Fund managed by T. Rowe Price may also at times invest significantly in certain sectors, such as the financials sector.
Wellington Management’s Principal Investment Strategies
Wellington Management normally invests a significant portion of its assets in the equity securities of large-capitalization companies, though it may invest in the securities of companies with any market capitalization.
Wellington Management uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.